Reverse Recapitalization - Schedule of Reverse Recapitalization Table 2 (Details) - USD ($) $ in Thousands		9 Months Ended
	Sep. 29, 2023	Sep. 30, 2023	Sep. 30, 2022
Schedule Of Reverse Recapitalization [Line Items]
Proceeds from issuance of common stock	$ 1,667	$ 1,667	$ 0
Proceeds from issuance of PIPE warrants	10,210	10,210	0
Proceeds from convertible debt	10,000
Less: Payment of Graf deferred underwriter fees	(1,250)	(1,250)	0
Less: Payment of transaction costs at Closing		(13,055)	0
Net cash proceeds from the Business Combination at Closing	9,661
Less: Payment of Legacy NKGen transaction costs prior to Closing	(2,089)
Net cash proceeds from the Business Combination	7,572
Conversion of legacy NKGen convertible promissory notes	18,913	18,913	0
Less: Operating liabilities assumed from Graf	(860)
Less: Unpaid transaction costs		$ (7,338)	$ 0
Less: Fair value of PIPE warrants	(10,210)
Less: Fair value of forward purchase derivative liability	(20,201)
Less: Fair value of senior convertible promissory notes(2)	(9,707)
Less: Fair value of private warrants	(1,841)
Less: Fair value of working capital warrants	(204)
Net equity impact of the Business Combination	(23,876)
Reverse recapitalization obligation, cash settlement	700
Reverse recapitalization obligation, shares issuable	2,000
Graf Acquisition Partners IV LLC
Schedule Of Reverse Recapitalization [Line Items]
Less: Payment of transaction costs at Closing	(7,456)
Less: Unpaid transaction costs	(5,400)
Legacy NKGen
Schedule Of Reverse Recapitalization [Line Items]
Less: Payment of transaction costs at Closing	(3,510)
Less: Unpaid transaction costs	(1,938)
Vendor
Schedule Of Reverse Recapitalization [Line Items]
Less: Payment of transaction costs at Closing	(1,300)
Less: Unpaid transaction costs	(2,700)
Vendor | Graf Acquisition Partners IV LLC
Schedule Of Reverse Recapitalization [Line Items]
Less: Unpaid transaction costs	(4,000)
Vendor | Graf Acquisition Partners IV LLC | Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Less: Unpaid transaction costs	(2,000)
Vendor | Graf Acquisition Partners IV LLC | Cash
Schedule Of Reverse Recapitalization [Line Items]
Less: Unpaid transaction costs	$ (2,000)